Statutory accounts	6 Months Ended
Jun. 30, 2019
Disclosure of interim financial reporting [Abstract]
Statutory accounts
Statutory accounts

The financial information shown in this publication, which was approved by the Board of Directors on 29 July 2019, is unaudited and does not constitute statutory financial statements. Audited financial information will be published in BP Annual Report and Form 20-F 2019.